Exhibit 99.1

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	April 2016
Distribution Date	05/16/16
Transaction Month	43
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:		$1,556,359,840.59

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%		October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%		August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%		April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%		June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%		June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%		February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$70,102,130.47	0.4640067	$56,619,262.72	0.3747635	$13,482,867.75
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$143,252,130.47	0.0947917	$129,769,262.72	0.0858700	$13,482,867.75

Weighted Avg. Coupon (WAC)	4.54%		4.57%
Weighted Avg. Remaining Maturity (WARM)	21.11		20.33
Pool Receivables Balance	$175,501,305.85		$161,894,462.01
Remaining Number of Receivables	27,906		26,750

Adjusted Pool Balance	$174,379,327.28		$160,896,459.53

III. COLLECTIONS

Principal:
Principal Collections	$13,314,092.34
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$333,674.99
Total Principal Collections	$13,647,767.33

Interest:
Interest Collections	$655,729.10
Late Fees & Other Charges	$45,851.74
Interest on Repurchase Principal	$-
Total Interest Collections	$701,580.84

Collection Account Interest	$3,779.46
Reserve Account Interest	$2,211.26
Servicer Advances	$-

Total Collections	$14,355,338.89

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	April 2016
Distribution Date	05/16/16
Transaction Month	43
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$14,355,338.89
Reserve Account Available					$7,781,799.20
Total Available for Distribution					$22,137,138.09
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$146,251.09	$-	$146,251.09	$146,251.09
Collection Account Interest					$3,779.46
Late Fees & Other Charges					$45,851.74
Total due to Servicer					$195,882.29

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$42,645.46		$42,645.46

Total Class A interest:		$42,645.46		$42,645.46	$42,645.46

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$14,038,887.30

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$13,482,867.75

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$13,482,867.75
Class A Notes Total:		$13,482,867.75		$13,482,867.75
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$13,482,867.75		$13,482,867.75

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					556,019.55

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,121,978.57
Beginning Period Amount	$1,121,978.57
Current Period Amortization	$123,976.09
Ending Period Required Amount	$998,002.48
Ending Period Amount	$998,002.48
Next Distribution Date Amount	$883,814.96

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	April 2016
Distribution Date	05/16/16
Transaction Month	43
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		17.85%	19.35%	19.35%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.87%	26,180	96.80%	$156,708,702.42
30 - 60 Days	1.72%	461	2.59%	$4,192,282.25
61 - 90 Days	0.36%	95	0.54%	$867,285.06
91-120 Days	0.05%	14	0.08%	$126,192.28
121 + Days	0.00%	0	0.00%	$-
Total		26,750		$161,894,462.01

Delinquent Receivables 30+ Days Past Due
Current Period	2.13%	570	3.20%	$5,185,759.59
1st Preceding Collection Period	2.04%	568	3.03%	$5,322,915.94
2nd Preceding Collection Period	2.10%	610	3.16%	$6,045,600.85
3rd Preceding Collection Period	2.65%	791	3.91%	$8,029,289.52
Four-Month Average	2.23%		3.33%

Repossession in Current Period		23		$229,376.02
Repossession Inventory		51		$142,268.64

Current Charge-Offs
Gross Principal of Charge-Offs				$292,751.50
Recoveries				$(333,674.99)
Net Loss				$(40,923.49)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.28%

Average Pool Balance for Current Period				$168,697,883.93

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.29%
1st Preceding Collection Period				-0.40%
2nd Preceding Collection Period				0.50%
3rd Preceding Collection Period				0.82%
Four-Month Average				0.16%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		33	2,465	$36,015,885.48
Recoveries		37	2,286	$(23,427,519.71)
Net Loss				$12,588,365.77
Cumulative Net Loss as a % of Initial Pool Balance				0.80%

Net Loss for Receivables that have experienced a Net Loss *		25	2,039	$12,737,937.61
Average Net Loss for Receivables that have experienced a Net Loss				$6,247.15

Principal Balance of Extensions				$688,223.11
Number of Extensions				73

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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